Commitments and contingencies - Other commitments and contingency (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies
Future minimum payments for miscellaneous commitments	€ 112,278	€ 89,284
Asset purchase commitments	8,053	20,743
Future minimum payments for miscellaneous long-term commitments	104,225	68,541
Contingent liabilities in relation with milestone-based commitments	€ 0	€ 6,604